Loans - Impaired Nonaccrual Loans Information And Interest Income Recognized On Nonaccrual Loans (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	[1]	¥ 1,003	¥ 1,212
Nonaccrual loans without an allowance	[1]	58	64
Total nonaccrual loans	[1]	1,062	1,276
Interest income recognized	[2]	20	20
Domestic
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	[1]	911	1,088
Nonaccrual loans without an allowance	[1]	54	61
Total nonaccrual loans	[1]	965	1,149
Interest income recognized	[2]	15	16
Domestic | Retail | Housing Loan
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	[1]	18	20
Nonaccrual loans without an allowance	[1]	12	15
Total nonaccrual loans	[1]	30	35
Interest income recognized	[2]	1	1
Domestic | Retail | Other
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	[1]	26	31
Nonaccrual loans without an allowance	[1]	17	18
Total nonaccrual loans	[1]	43	49
Interest income recognized	[2]	1	1
Domestic | Large companies | Corporate
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	[1]	788	950
Nonaccrual loans without an allowance	[1]	12	17
Total nonaccrual loans	[1]	800	967
Interest income recognized	[2]	12	13
Domestic | Small and medium sized companies | Corporate
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	[1]	79	86
Nonaccrual loans without an allowance	[1]	13	12
Total nonaccrual loans	[1]	92	97
Interest income recognized	[2]	1	1
Foreign
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	[1],[3]	92	124
Nonaccrual loans without an allowance	[1],[3]	4	3
Total nonaccrual loans	[1],[3]	96	127
Interest income recognized	[2],[3]	¥ 5	¥ 4

[1]	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status is consistent with the Group’s definition of nonaccrual loans.
[2]	Amounts represent the amount of interest income on nonaccrual loans recognized on a cash basis and included in Interest income on loans in the consolidated statements of income.
[3]	The majority of total foreign consist of corporate.